TANGIBLE ASSETS - Investment properties - Amounts recognized in statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Income from rents	$ 9,863	$ 9,618	$ 11,930
Direct operating expenses deriving from property investments which create income from rent	(1,045)	(1,294)	(919)
Direct operating expenses deriving from property investments which do not create income from rent	(11,274)	(13,733)	(6,852)
Net	$ (2,456)	$ (5,409)	$ 4,159